Earnings Per Share	12 Months Ended
Dec. 31, 2025
Disclosure of Earnings Per Share [Abstract]
Earnings Per Share
29.	EARNINGS PER SHARE

	Year ended December 31,

	2025	2024

Net earnings	$18,420	$24,544

Basic weighted average number of shares	22,461,320	21,472,436

Add:

Equity-settled share-based payment plan	34,377	—

Stock option plan	2,938	4,585

Average number of shares outstanding - diluted basis	22,498,636	21,477,021

Basic earnings per share	$0.82	$1.14

Diluted earnings per share	$0.82	$1.14
For the year ended December 31, 2025, the impact of the stock options issued in 2022 were included in the diluted average number of shares outstanding. The stock options issued in 2021, 2023, 2024 and 2025 could have potentially diluted the basic earnings per share, but their impact was anti-dilutive during this period.
For the year ended December 31, 2024, the impact of the stock options issued in 2021 and 2022 were included in the diluted average number of shares outstanding. The stock options issued in 2023 and 2024 could have potentially diluted the basic earnings per share, but their impact was anti-dilutive during this period.
During the year, the Company made a prospective change to its share-based compensation plan. The Restricted Share Units (RSUs) and Performance Share Units (PSUs) plan will now be either cash-settled, share-settled or combination of both, at the Company’s discretion. The 2025 plan is accounted for as an equity-settled share-based payment. For the year ended December 31, 2025, the impact of the RSUs and PSUs issued in 2025 were included in the diluted average number of shares outstanding.